Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Cash and cash deposits:
Cash and cash equivalents	¥ 716,712		¥ 1,070,520
Time deposits	403,955		653,462
Deposits with stock exchanges and other segregated cash	189,739		229,695
Total cash and cash deposits	1,310,406		1,953,677
Loans and receivables:
Loans receivable (including 458,352 million yen and 380,027 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,227,849		1,293,372
Receivables from customers	101,868		58,310
Receivables from other than customers	1,476,183		864,629
Allowance for doubtful accounts	(4,134)		(4,888)
Total loans and receivables	2,801,766		2,211,423
Collateralized agreements:
Securities purchased under agreements to resell (including 752,407 million yen and 941,728 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	7,865,429		7,662,748
Securities borrowed	5,203,968		6,079,898
Total collateralized agreements	13,069,397		13,742,646
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,732,118 million yen and 5,619,655 million yen as of March 31, 2012 and September 30, 2012, respectively; including 16,548 million yen and 16,121 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	14,334,345		13,921,639
Private equity investments (including the 53,635 million yen and 49,143 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	187,980		201,955
Total trading assets and private equity investments	14,522,325		14,123,594
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 355,804 million yen as of March 31, 2012 and 369,255 million yen as of September 30, 2012)	1,067,634		1,045,950
Non-trading debt securities	820,033		862,758
Investments in equity securities	93,062		88,187
Investments in and advances to affiliated companies	198,073		193,954
Other (including 1,627 million yen and 1,660 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,511,626		1,475,123
Total other assets	3,690,428		3,665,972
Total assets	35,394,322		35,697,312
LIABILITIES AND EQUITY
Short-term borrowings (including 153,497 million yen and 99,995 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	866,417		1,185,613
Payables and deposits:
Payables to customers	829,305		764,857
Payables to other than customers	312,111		767,860
Deposits received at banks	920,734		904,653
Total payables and deposits	2,062,150		2,437,370
Collateralized financing:
Securities sold under agreements to repurchase (including 307,083 million yen and 208,428 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	10,998,258		9,928,293
Securities loaned	2,129,328		1,700,029
Other secured borrowings	811,050		890,952
Total collateralized financing	13,938,636		12,519,274
Trading liabilities	6,804,079		7,495,177
Other liabilities (including 4,246 million yen and 3,211 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,249,083		1,165,901
Long-term borrowings (including 1,925,421 million yen and 1,745,151 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	8,086,510		8,504,840
Total liabilities	33,006,875		33,308,175
Commitments and contingencies
Common stock
No par value share Authorized-6,000,000,000 shares as of March 31, 2012 and September 30, 2012 Issued-3,822,562,601 shares as of March 31, 2012 and September 30, 2012 Outstanding-3,663,483,895 shares as of March 31, 2012 and 3,694,938,473 shares as of September 30, 2012	594,493		594,493
Additional paid-in capital	690,135		698,771
Retained earnings	1,056,255		1,058,945
Accumulated other comprehensive income (loss)	(163,862)		(145,149)
Total NHI shareholders' equity before treasury stock	2,177,021		2,207,060
Common stock held in treasury, at cost-159,078,706 shares as of March 31, 2012 and 127,624,128 shares as of September 30, 2012	(80,414)		(99,819)
Total NHI shareholders' equity	2,096,607		2,107,241
Noncontrolling interests	290,840		281,896
Total equity	2,387,447		2,389,137
Total liabilities and equity	35,394,322		35,697,312
Variable interest entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	42,000		52,000
Total cash and cash deposits	42,000		52,000
Collateralized agreements:
Securities purchased under agreements to resell (including 752,407 million yen and 941,728 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	2,000		7,000
Trading assets and private equity investments:
Private equity investments (including the 53,635 million yen and 49,143 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,000		1,000
Total trading assets and private equity investments	979,000		999,000
Other assets:
Other (including 1,627 million yen and 1,660 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	387,000	[1]	408,000	[1]
Total other assets	528,000		555,000
Total assets	1,549,000		1,606,000
LIABILITIES AND EQUITY
Short-term borrowings (including 153,497 million yen and 99,995 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)
Collateralized financing:
Securities sold under agreements to repurchase (including 307,083 million yen and 208,428 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	4,000		0
Trading liabilities	19,000		42,000
Other liabilities (including 4,246 million yen and 3,211 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	34,000		35,000
Long-term borrowings (including 1,925,421 million yen and 1,745,151 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	981,000		992,000
Total liabilities	¥ 1,034,000		¥ 1,069,000

[1]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.